Management Response and Remediation on Identified Material Weakness

Evaluation of Disclosure Controls and Procedures. The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “Company Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer (“PEO”) and principal financial officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the PEO and PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Prior to the original filing of the registrant’s Form N-CEN for the fiscal year ended April 30, 2025, a material weakness in internal controls was identified regarding the proper classification and disclosure of swap transactions in the Schedules of Total Return Swap Contacts, Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended April 30, 2025. The following funds were affected:

Defiance Daily Target 2X Long AVGO ETF
Defiance Daily Target 2X Long HIMS ETF
Defiance Daily Target 2X Long HOOD ETF
Defiance Daily Target 2X Long IONQ ETF
Defiance Daily Target 2X Long LLY ETF
Defiance Daily Target 2X Long MSTR ETF
Defiance Daily Target 2x Long NVO ETF
Defiance Daily Target 2X Long ORCL ETF
Defiance Daily Target 2X Long RGTI ETF
Defiance Daily Target 2X Long RIOT ETF
Defiance Daily Target 2X Long RKLB ETF
Defiance Daily Target 2X Long SMCI ETF
Defiance Daily Target 2X Long SOFI ETF
Defiance Daily Target 2X Short MSTR ETF
Defiance Daily Target 2X Short SMCI ETF

Management previously concluded that the registrant’s disclosure controls and procedures were effective as of April 30, 2025, but due to the identification that the classification and disclosure of swap transactions were not appropriately accounted for, it was determined that a material weakness existed in the design of internal controls related to the registrant’s accounting for these discrepancies. As a result, the registrant has since concluded that its disclosure controls and procedures were not effective as of April 30, 2025.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant’s annual or interim financial statements will not be prevented or detected on a timely basis.

Remediation of Material Weakness in Internal Control over Financial Reporting. Following the identification and review of the matter described above, the registrant has enhanced its procedures and the effectiveness of its controls related to the reporting for swap contract transactions and swap contract positions.